NON-RECOURSE BORROWINGS - Schedule of Borrowings By Currency (Details)
€ in Millions, ₩ in Millions, ₨ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, in Millions
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2019 INR (₨)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 AUD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 COP ($)	Dec. 31, 2018 CLF ( )	Dec. 31, 2018 INR (₨)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 AUD ($)
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	$ 127,869										$ 103,209
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	84,203										72,747
British pounds
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	9,812								£ 7,401		7,200								£ 5,643
Canadian dollars
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	7,955						$ 10,333				6,285						$ 8,573
Australian dollars
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	4,815									$ 6,861	2,968									$ 4,210
Brazilian reais
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	3,969	R$ 15,998									3,825	R$ 14,820
Korean won
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,959							₩ 2,264,478			1,613							₩ 1,797,415
Colombian pesos
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,029			$ 6,671,818							1,855			$ 6,025,270
Indian rupees
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	4,143					₨ 295,106					2,026					₨ 140,694
Chilean unidades de fomento
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,099				29						837				21
Other
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,041										589
European Union euros
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	$ 6,844		€ 6,103								$ 3,264		€ 2,846